Share Capital - Summary of Share Capital (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [Line items]
Share capital	¥ 18,874	¥ 16,379
Class A shares [member]
Disclosure of classes of share capital [Line items]
Share capital	13,697	11,202
Class A shares [member] | Tradable shares with trading moratorium [member]
Disclosure of classes of share capital [Line items]
Share capital	3,889	1,394
Class A shares [member] | Tradable shares without trading moratorium [member]
Disclosure of classes of share capital [Line items]
Share capital	9,808	9,808
H shares [member]
Disclosure of classes of share capital [Line items]
Share capital	5,177	5,177
H shares [member] | Tradable shares with trading moratorium [member]
Disclosure of classes of share capital [Line items]
Share capital	518	518
H shares [member] | Tradable shares without trading moratorium [member]
Disclosure of classes of share capital [Line items]
Share capital	¥ 4,659	¥ 4,659